UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-23494

T. Rowe Price Exchange-Traded Funds, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2026

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

April 30, 2026

Active Core International Equity ETF (TACN)

Principal Listing Exchange: NYSE Arca, Inc.

This semi-annual shareholder report contains important information about Active Core International Equity ETF (the "fund") for the period of December 10, 2025 to April 30, 2026. You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at www.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or by contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Active Core International Equity ETF	$0	0.00%

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$20,471
  Number of Portfolio Holdings492
  Portfolio Turnover Rate20.0%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Table Summary
Financials	25.1%
Industrials & Business Services	19.6
Health Care	10.2
Information Technology	9.4
Consumer Discretionary	8.0
Consumer Staples	6.8
Materials	6.2
Energy	4.2
Communication Services	4.2
Other	6.3

Top Ten Holdings (as a % of Net Assets)

Table Summary
ASML Holding	3.0%
AstraZeneca	1.7
Roche Holding	1.4
Shell	1.4
HSBC Holdings	1.3
Novartis	1.3
TotalEnergies	1.1
Nestle	1.0
Siemens	1.0
Siemens Energy	0.9

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Active Core International Equity ETF (TACN)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Principal Listing Exchange: NYSE Arca, Inc.

202506-4610402

ETF1250-053 06/26

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Statements and Other Information
April 30, 2026
T. ROWE PRICE
TACN	Active Core International Equity ETF
For more insights from T. Rowe Price investment professionals, go to troweprice.com.

T. ROWE PRICE ACTIVE CORE INTERNATIONAL EQUITY ETF

Unaudited
    FINANCIAL HIGHLIGHTS
For a share outstanding throughout the period

12/10/25(1) Through
4/30/26
NET ASSET VALUE
Beginning of period	$ 25.00
Investment activities
Net investment income(2)(3)	0.32
Net realized and unrealized gain/loss	1.98
Total from investment activities	2.30
NET ASSET VALUE
End of period	$ 27.30
Ratios/Supplemental Data
Total return, based on NAV(3)(4)	9.20%
Ratios to average net assets:(3)
Gross expenses before waivers/payments by Price Associates	0.20%(5)
Net expenses after waivers/payments by Price Associates	0.00%(5)
Net investment income	3.10%(5)
Portfolio turnover rate(6)	20.0%
Net assets, end of period (in thousands)	$ 20,471

(1)	Inception date
(2)	Per share amounts calculated using average shares outstanding method.
(3)	Includes the impact of expense-related arrangements with Price Associates.
(4)	Total return reflects the rate that an investor would have earned on an investment in the fund during the period, assuming reinvestment of all distributions. Total return is not annualized for periods less than one year.
(5)	Annualized
(6)	Portfolio turnover excludes securities received or delivered through in-kind share transactions.
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE ACTIVE CORE INTERNATIONAL EQUITY ETF

April 30, 2026 Unaudited
PORTFOLIO OF INVESTMENTS‡	Shares	$ Value
(Cost and value in $000s)
AUSTRALIA 6.8%
Common Stocks 6.8%
ANZ Group Holdings	5,424	144
Aristocrat Leisure	386	13
BHP Group	4,447	176
Brambles	3,507	57
CAR Group	361	7
Coles Group	3,188	51
Commonwealth Bank of Australia	1,244	157
Computershare	413	9
CSL	369	33
Evolution Mining	339	3
Fortescue	2,743	39
Goodman Group	1,011	22
Insurance Australia Group	1,983	11
Lynas Rare Earths (1)	656	9
Macquarie Group	179	31
National Australia Bank	2,540	73
Northern Star Resources	826	13
Origin Energy	1,475	13
Qantas Airways	5,670	35
QBE Insurance Group	779	13
Rio Tinto	488	60
Santos	1,668	10
Scentre Group	29,162	78
Sigma Healthcare	3,634	7
South32	3,414	10
Suncorp Group	4,616	57
Telstra Group	9,640	37
Transurban Group	1,829	18
Washington H Soul Pattinson	280	9
Wesfarmers	867	46
Westpac Banking	2,858	80

T. ROWE PRICE ACTIVE CORE INTERNATIONAL EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
WiseTech Global	123	4
Woodside Energy Group	1,663	40
Woolworths Group	614	15
Xero (1)	132	8
Total Australia (Cost $1,303)		1,388
AUSTRIA 0.7%
Common Stocks 0.7%
Erste Group Bank	541	60
OMV	1,232	87
Total Austria (Cost $137)		147
BELGIUM 0.7%
Common Stocks 0.7%
Anheuser-Busch InBev	470	35
Argenx (1)	30	24
Groupe Bruxelles Lambert	114	11
KBC Group	120	16
UCB (1)	246	67
Total Belgium (Cost $156)		153
CHILE 0.0%
Common Stocks 0.0%
Antofagasta (GBP)	173	8
Total Chile (Cost $7)		8
DENMARK 1.7%
Common Stocks 1.7%
AP Moller - Maersk, Class B	2	5
Carlsberg, Class B	79	11
Danske Bank	331	17
DSV	100	25
Genmab (1)	42	11
Novo Nordisk, Class B	2,833	120

T. ROWE PRICE ACTIVE CORE INTERNATIONAL EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
Novonesis Novozymes B, Class B	263	16
Orsted (1)	2,213	59
Vestas Wind Systems	2,491	77
Total Denmark (Cost $325)		341
FINLAND 1.2%
Common Stocks 1.2%
Fortum	263	7
Kone, Class B	180	11
Metso	573	10
Neste	315	11
Nokia	2,509	32
Nordea Bank	1,562	29
Orion, Class B	74	6
Sampo, Class A	1,296	13
UPM-Kymmene	2,532	76
Wartsila	1,308	55
Total Finland (Cost $228)		250
FRANCE 10.9%
Common Stocks 10.9%
Accor	171	8
Air Liquide	462	99
Airbus	503	104
Alstom (1)	256	5
ArcelorMittal	212	12
AXA	3,354	162
BNP Paribas	1,269	133
Capgemini	107	13
Carrefour	374	7
Cie de Saint-Gobain	219	20
Cie Generale des Etablissements Michelin	1,691	61
Credit Agricole	782	15
Danone	328	26

T. ROWE PRICE ACTIVE CORE INTERNATIONAL EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
Dassault Systemes	512	12
Eiffage	314	51
Engie	867	29
EssilorLuxottica	184	39
Eurofins Scientific	1,169	81
Euronext	47	8
Hermes International	15	29
Ipsen	198	39
Kering	46	13
Klepierre SA	1,336	54
Legrand	122	22
L'Oreal	116	50
LVMH Moet Hennessy Louis Vuitton	217	116
Orange	4,581	95
Pernod Ricard	166	12
Publicis Groupe	171	16
Renault	171	6
Safran	272	87
Sanofi	934	87
Schneider Electric	411	131
Societe Generale	1,199	97
SPIE	1,187	69
STMicroelectronics	326	18
Thales	48	13
TotalEnergies	2,341	218
Unibail-Rodamco-Westfield (1)	100	12
Veolia Environnement	370	16
Vinci	1,006	152
Total France (Cost $2,204)		2,237
GERMANY 8.3%
Common Stocks 8.1%
adidas	76	13
Allianz	326	149

T. ROWE PRICE ACTIVE CORE INTERNATIONAL EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
BASF	431	28
Bayer	725	32
Bayerische Motoren Werke AG	624	57
Beiersdorf	103	9
Brenntag	100	7
Commerzbank	306	13
Daimler Truck Holding	249	13
Delivery Hero (1)	135	3
Deutsche Bank	885	27
Deutsche Boerse	93	29
Deutsche Telekom	4,718	152
DHL Group	1,604	95
E.ON	1,131	25
Fresenius Medical Care	167	8
Fresenius SE & KGaA	295	14
GEA Group	734	50
Hannover Rueck	223	67
Heidelberg Materials	281	62
Infineon Technologies	784	53
Mercedes-Benz Group	387	23
Merck	93	12
MTU Aero Engines	39	13
Muenchener Rueckversicherungs-Gesellschaft	100	60
Quiagen	186	6
Rheinmetall	30	48
RWE	317	23
SAP	826	139
Scout24	74	6
Siemens	660	196
Siemens Energy	900	191
Siemens Healthineers	239	10
Symrise	134	12
Vonovia	575	15

T. ROWE PRICE ACTIVE CORE INTERNATIONAL EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
Zalando (1)	143	4
		1,664
Preferred Stocks 0.2%
Henkel	135	10
Sartorius	16	4
Volkswagen	143	14
		28
Total Germany (Cost $1,682)		1,692
HONG KONG 1.9%
Common Stocks 1.9%
AIA Group	12,600	138
BOC Hong Kong Holdings	6,500	37
CK Asset Holdings	1,500	9
CK Hutchison Holdings	1,500	13
Futu Holdings, ADR (USD)	25	4
Galaxy Entertainment Group	1,000	4
HKT Trust & HKT	26,000	42
Hong Kong Exchanges & Clearing	500	27
Hongkong Land Holdings (USD)	600	5
Jardine Matheson Holdings (USD)	100	7
Link REIT	1,600	8
Sands China	12,800	27
Sun Hung Kai Properties	500	9
Techtronic Industries	4,000	58
WH Group	4,500	5
Total Hong Kong (Cost $368)		393
IRELAND 0.7%
Common Stocks 0.7%
AIB Group	934	11
Bank of Ireland Group	430	8
Kerry Group, Class A	125	11

T. ROWE PRICE ACTIVE CORE INTERNATIONAL EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
Kingspan Group	107	10
Ryanair Holdings	3,715	97
Total Ireland (Cost $159)		137
ISRAEL 0.8%
Common Stocks 0.8%
Bank Hapoalim	650	17
Bank Leumi Le-Israel	2,558	65
Check Point Software Technologies (USD) (1)	54	6
Elbit Systems	13	11
Israel Discount Bank, Class A	1,098	12
Nice (1)	51	5
Nova (1)	19	10
Phoenix Financial	183	11
Teva Pharmaceutical Industries, ADR (USD) (1)	544	19
Tower Semiconductor (1)	56	12
Total Israel (Cost $153)		168
ITALY 3.2%
Common Stocks 3.2%
Banca Monte dei Paschi di Siena	1,330	14
Banco BPM	864	13
BPER Banca	1,035	15
Enel	14,441	169
Eni	969	27
Ferrari	63	22
FinecoBank Banca Fineco	519	13
Generali	475	21
Intesa Sanpaolo	6,280	43
Leonardo	204	13
Moncler	182	11
Poste Italiane	2,431	65
Prysmian	139	21
Snam	1,542	12

T. ROWE PRICE ACTIVE CORE INTERNATIONAL EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
Stellantis (1)	1,429	10
Terna - Rete Elettrica Nazionale	527	6
UniCredit	2,295	177
Total Italy (Cost $627)		652
JAPAN 22.3%
Common Stocks 22.3%
Advantest	600	112
Aeon	1,100	11
Ajinomoto	300	10
Asahi Group Holdings	5,500	54
Asahi Kasei	400	4
Asics	2,300	65
Astellas Pharma	500	7
Bandai Namco Holdings	200	5
Bridgestone	600	12
Canon	1,900	49
Capcom	100	2
Central Japan Railway	400	10
Chubu Electric Power	500	9
Chugai Pharmaceutical	300	16
Daifuku	100	4
Daiichi Life Group	2,100	19
Daiichi Sankyo	900	15
Daikin Industries	100	14
Daiwa House Industry	300	9
Daiwa Securities Group	800	8
Denso	1,100	13
East Japan Railway	500	11
Ebara	200	7
ENEOS Holdings	1,300	11
FANUC	300	13
Fast Retailing	100	47
Fuji Electric	100	8

T. ROWE PRICE ACTIVE CORE INTERNATIONAL EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
FUJIFILM Holdings	600	11
Fujikura	600	23
Fujitsu	800	16
Hitachi	5,500	175
Hitachi Construction Machinery	600	21
Honda Motor	2,300	19
Hoya	200	37
Ibiden	100	9
IHI	400	7
Inpex	2,500	65
Isetan Mitsukoshi Holdings	3,800	72
ITOCHU	2,900	36
Japan Exchange Group	500	6
Japan Post Bank	900	15
Japan Post Holdings	1,300	15
Japan Tobacco	600	22
JX Advanced Metals	300	9
Kajima	200	8
Kansai Electric Power	400	6
Kao	300	11
Kawasaki Heavy Industries	500	10
KDDI	6,600	108
Keyence	100	46
Kioxia Holdings (1)	400	97
Kirin Holdings	500	8
Komatsu	900	39
Konami Group	100	12
Kubota	3,000	49
Kurita Water Industries	900	49
Kyocera	500	9
Marubeni	500	19
Mitsubishi	2,500	80
Mitsubishi Chemical Group	10,100	59

T. ROWE PRICE ACTIVE CORE INTERNATIONAL EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
Mitsubishi Electric	2,600	104
Mitsubishi Estate	2,800	80
Mitsubishi Heavy Industries	1,800	54
Mitsubishi UFJ Financial Group	9,400	169
Mitsui	1,900	71
Mitsui Fudosan	1,400	15
Mitsui OSK Lines	200	8
Mizuho Financial Group	1,500	65
MS&AD Insurance Group Holdings	4,400	113
Murata Manufacturing	600	20
NEC	500	13
NIDEC	400	6
Nintendo	800	39
Nippon Steel	3,800	14
Nippon Yusen	200	7
Nitori Holdings	200	3
Nitto Denko	300	6
Nomura Holdings	2,000	16
Nomura Research Institute	200	5
NTT	14,500	14
Obayashi	300	7
OBIC	200	5
Oji Holdings	9,200	48
Olympus	500	5
Ono Pharmaceutical	2,400	36
Oriental Land	500	7
ORIX	3,600	121
Osaka Gas	100	4
Otsuka Holdings	200	15
Pan Pacific International Holdings	1,600	9
Panasonic Holdings	1,200	25
Rakuten Group (1)	900	4
Recruit Holdings	2,600	120

T. ROWE PRICE ACTIVE CORE INTERNATIONAL EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
Renesas Electronics	6,400	129
Resona Holdings	1,100	14
Ryohin Keikaku	200	5
SBI Holdings	200	4
SCREEN Holdings	100	7
Secom	200	7
Sekisui House	400	9
Seven & i Holdings	5,500	66
Shimano	100	11
Shimizu	4,000	77
Shin-Etsu Chemical	800	37
Shionogi	400	8
Shiseido	100	2
SoftBank	14,700	21
SoftBank Group	2,500	85
Sompo Holdings	400	15
Sony Group	9,000	180
Subaru	300	4
Sumitomo	2,900	108
Sumitomo Electric Industries	300	20
Sumitomo Metal Mining	100	6
Sumitomo Mitsui Financial Group	2,300	81
Sumitomo Mitsui Trust Group	3,200	107
Sumitomo Realty & Development	200	6
Suzuki Motor	900	10
T&D Holdings	200	5
Taiheiyo Cement	1,800	41
Taisei	100	11
Takeda Pharmaceutical	3,600	120
TDK	1,000	18
Terumo	800	10
Tokio Marine Holdings	900	41
Tokyo Electron	600	177

T. ROWE PRICE ACTIVE CORE INTERNATIONAL EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
Tokyo Gas	100	4
Toppan Holdings	100	3
Toray Industries	1,200	9
Toyota Motor	7,700	148
Toyota Tsusho	300	12
Yokohama Financial Group	600	6
Total Japan (Cost $4,343)		4,565
MEXICO 0.0%
Common Stocks 0.0%
Fresnillo (GBP)	193	9
Total Mexico (Cost $8)		9
NETHERLANDS 5.8%
Common Stocks 5.8%
ABN AMRO Bank, CVA	334	12
Adyen (1)	46	52
AerCap Holdings (USD)	87	12
Akzo Nobel	161	9
ASM International	90	88
ASML Holding	430	622
BE Semiconductor Industries	35	10
Coca-Cola Europacific Partners (USD)	161	15
DSM-Firmenich	159	12
Heineken	164	13
Heineken Holding	108	8
ING Groep	4,218	122
Koninklijke	2,429	13
Koninklijke Ahold Delhaize	1,819	85
Koninklijke Philips	518	14
Nebius Group (USD) (1)	104	14
NN Group	163	14
Prosus	964	47
Universal Music Group	582	12

T. ROWE PRICE ACTIVE CORE INTERNATIONAL EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
Wolters Kluwer	165	13
Total Netherlands (Cost $1,073)		1,187
NEW ZEALAND 0.1%
Common Stocks 0.1%
Auckland International Airport	2,118	10
Fisher & Paykel Healthcare	451	10
Total New Zealand (Cost $20)		20
NORWAY 1.0%
Common Stocks 1.0%
Aker BP	196	8
DNB Bank	503	15
Equinor	380	15
Kongsberg Gruppen	2,034	68
Kongsberg Maritime (1)	2,034	13
Mowi	505	11
Norsk Hydro	954	11
Yara International	927	54
Total Norway (Cost $179)		195
PORTUGAL 0.3%
Common Stocks 0.3%
EDP	1,940	11
Jeronimo Martins	2,218	53
Total Portugal (Cost $63)		64
SINGAPORE 1.4%
Common Stocks 1.4%
DBS Group Holdings	2,900	134
Grab Holdings, Class A (USD) (1)	1,761	7
Keppel	400	3
Keppel REIT	44	-
Oversea-Chinese Banking	1,600	28

T. ROWE PRICE ACTIVE CORE INTERNATIONAL EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
Sea, ADR (USD) (1)	255	22
Singapore Exchange	500	9
Singapore Technologies Engineering	900	8
Singapore Telecommunications	4,800	17
United Overseas Bank	2,300	65
Yangzijiang Shipbuilding Holdings	1,300	4
Total Singapore (Cost $294)		297
SPAIN 4.0%
Common Stocks 4.0%
ACS Actividades de Construccion y Servicios	473	68
Aena SME	213	6
Amadeus IT Group, Class A	254	15
Banco Bilbao Vizcaya Argentaria	8,425	186
Banco de Sabadell	3,709	14
Banco Santander	11,193	137
CaixaBank	8,936	114
Cellnex Telecom (1)	276	9
Endesa	1,229	55
Ferrovial	273	19
Iberdrola	5,658	133
Industria de Diseno Textil	509	30
Repsol	571	15
Telefonica	2,952	13
Total Spain (Cost $771)		814
SWEDEN 2.9%
Common Stocks 2.9%
AddTech, Class B	272	10
Alfa Laval	84	5
Assa Abloy, Class B	564	22
Atlas Copco, Class A	2,911	56
Atlas Copco, Class B	815	14
Boliden	43	2

T. ROWE PRICE ACTIVE CORE INTERNATIONAL EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
Epiroc, Class A	537	16
EQT	366	12
Essity Aktiebolag, Class B	516	14
Evolution	116	8
Fastighets AB Balder, Class B (1)	1,030	6
Hexagon, Class B	1,481	16
Industrivarden, Class C	1,007	53
Indutrade	318	7
Investor, Class B	874	35
Nibe Industrier, Class B	1,039	5
Saab, Class B	161	10
Sandvik	568	24
Skandinaviska Enskilda Banken, Class A	832	16
Skanska, Class B	358	10
Spotify Technology (USD) (1)	124	55
Svenska Handelsbanken, Class A	1,096	16
Swedbank, Class A	1,907	67
Swedish Orphan Biovitrum (1)	126	6
Telefonaktiebolaget LM Ericsson, Class B	6,401	76
Telia AB	1,566	8
Volvo, Class B	819	29
Total Sweden (Cost $598)		598
SWITZERLAND 7.7%
Common Stocks 7.7%
ABB	1,197	121
Alcon	255	19
Avolta	589	33
Belimo Holding	4	4
Cie Financiere Richemont, Class A	411	79
Galderma Group	99	21
Geberit	21	14
Givaudan	4	14
Helvetia Baloise Holding (1)	58	16

T. ROWE PRICE ACTIVE CORE INTERNATIONAL EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
Holcim	256	24
Julius Baer Group	113	9
Kuehne & Nagel International	48	11
Logitech International	448	44
Lonza Group	32	20
Nestle	2,073	210
Novartis	1,735	256
Partners Group Holding	10	11
Roche Holding	703	286
Sandoz Group	213	17
SGS	128	14
Sika	83	15
Sonova Holding	231	51
Straumann Holding	76	8
Swiss Life Holding	19	22
Swiss Prime Site	66	11
Swiss Re	147	24
Swisscom	16	14
UBS Group	2,623	116
VAT Group	18	14
Zurich Insurance Group	103	72
Total Switzerland (Cost $1,547)		1,570
UNITED KINGDOM 16.6%
Common Stocks 16.6%
3i Group	2,811	98
Admiral Group	245	11
Anglo American	500	25
AstraZeneca	1,866	354
Aviva	1,728	15
BAE Systems	5,001	139
Barclays	24,407	143
BP	9,730	77
British American Tobacco	2,445	144

T. ROWE PRICE ACTIVE CORE INTERNATIONAL EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
BT Group	18,158	53
Bunzl	230	8
Centrica	3,956	12
Coca-Cola HBC, Class DI	192	11
Compass Group (USD)	3,556	100
Diageo	1,131	23
Endeavour Mining	604	36
Experian	478	17
Glencore (1)	16,280	127
GSK	3,982	104
Haleon	4,730	22
Halma	207	12
HSBC Holdings	14,282	263
Imperial Brands	2,589	98
Informa	1,186	13
InterContinental Hotels Group (USD)	625	89
Intertek Group	102	7
Kingfisher	10,955	43
Legal & General Group	3,565	12
Lloyds Banking Group	29,787	40
London Stock Exchange Group	221	29
Marks & Spencer Group	1,737	8
Melrose Industries	985	6
National Grid	6,234	112
NatWest Group	3,702	30
Next	85	15
Prudential	1,266	19
Reckitt Benckiser Group	657	42
RELX	1,338	49
Rentokil Initial	1,910	13
Rio Tinto	784	79
Rolls-Royce Holdings	10,015	161
Sage Group	796	10

T. ROWE PRICE ACTIVE CORE INTERNATIONAL EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
Segro	1,430	14
Severn Trent	315	14
Shell	6,114	278
Smith & Nephew	572	9
SSE	609	22
Standard Chartered	4,210	107
Sunbelt Rentals Holdings	210	16
Tesco	12,345	81
Unilever	2,565	150
United Utilities Group	718	14
Vodafone Group	10,015	16
Wise, Class A (1)	451	6
Total United Kingdom (Cost $3,255)		3,396
SHORT-TERM INVESTMENTS 0.4%
Money Market Funds 0.4%
State Street Institutional U.S. Government Money Market Fund, 3.60% (2)	76,912	77
Total Short-Term Investments (Cost $77)		77
Total Investments 99.4% of Net Assets (Cost $19,577)		$20,358

‡	Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1)	Non-income producing
(2)	Seven-day yield

ADR	American Depositary Receipts
CVA	Dutch Certificate (Certificaten Van Aandelen)
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
USD	U.S. Dollar

T. ROWE PRICE ACTIVE CORE INTERNATIONAL EQUITY ETF

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Settlement	Receive		Deliver		Unrealized Gain/(Loss)
State Street	5/4/26	USD	19	EUR	16	$—
Net unrealized gain (loss) on open forward currency exchange contracts						$—
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE ACTIVE CORE INTERNATIONAL EQUITY ETF

April 30, 2026 Unaudited
    STATEMENT OF ASSETS AND LIABILITIES

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $19,577)	$20,358
Dividends receivable	71
Foreign currency (cost $42)	42
Total assets	20,471
Liabilities
Total liabilities	—
NET ASSETS	$20,471
Net Assets Consists of:
Total distributable earnings (loss)	$1,436
Paid-in capital applicable to 750,000 shares of $0.0001 par value capital stock outstanding; 4,000,000,000 shares of the Corporation authorized	19,035
NET ASSETS	$20,471
NET ASSET VALUE PER SHARE	$27.30
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE ACTIVE CORE INTERNATIONAL EQUITY ETF

Unaudited
    STATEMENT OF OPERATIONS

($000s)
12/10/25 Through
4/30/26
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $28)	$199
Other, non cash	14
Interest	1
Total income	214
Expenses
Investment management and administrative expense	14
Waived / paid by Price Associates	(14)
Total expenses	—
Net investment income	214
Realized and Unrealized Gain / Loss
Net realized gain (loss)
Securities	(213)
In-kind redemptions	597
Forward currency exchange contracts	1
Foreign currency transactions	55
Net realized gain	440
Change in net unrealized gain / loss
Securities	781
Other assets and liabilities denominated in foreign currencies	1
Change in unrealized gain / loss	782
Net realized and unrealized gain / loss	1,222
INCREASE IN NET ASSETS FROM OPERATIONS	$1,436
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE ACTIVE CORE INTERNATIONAL EQUITY ETF

Unaudited
    STATEMENT OF CHANGES IN NET ASSETS

($000s)
12/10/25 Through
4/30/26
Increase (Decrease) in Net Assets
Operations
Net investment income	$214
Net realized gain	440
Change in net unrealized gain / loss	782
Increase in net assets from operations	1,436
Capital share transactions*
Shares sold	24,444
Shares redeemed	(5,409)
Increase in net assets from capital share transactions	19,035
Net Assets
Increase during period	20,471
Beginning of period	-
End of period	$20,471
*Share information (000s)
Shares sold	950
Shares redeemed	(200)
Increase in shares outstanding	750
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE ACTIVE CORE INTERNATIONAL EQUITY ETF

Unaudited
    NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Exchange-Traded Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Active Core International Equity ETF (the fund) is a diversified, open-end management investment company established by the corporation. The fund incepted on December 10, 2025. The fund seeks to provide long-term capital growth.
NOTE  1  –  SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions
Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid annually. A capital gain distribution, if any, may also be declared and paid by the fund annually. Dividends and distributions cannot be automatically reinvested in additional shares of the fund.

T. ROWE PRICE ACTIVE CORE INTERNATIONAL EQUITY ETF

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Capital Transactions
The fund issues and redeems shares at its net asset value (NAV) only with Authorized Participants and only in large blocks of 50,000 shares (each, a “Creation Unit”). The fund’s NAV per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Individual fund shares may not be purchased or redeemed directly with the fund. An Authorized Participant may purchase or redeem a Creation Unit of the fund each business day that the fund is open in exchange for the delivery of a designated portfolio of in-kind securities and/or cash. When purchasing or redeeming Creation Units, Authorized Participants are also required to pay a fixed and/or variable purchase or redemption transaction fee as well as any applicable additional variable charge to defray the transaction cost to a fund.
Individual fund shares may be purchased and sold only on a national securities exchange through brokers. Shares are listed for trading on NYSE Arca, Inc. and because the shares will trade at market prices rather than NAV, shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).
Indemnification
In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

T. ROWE PRICE ACTIVE CORE INTERNATIONAL EQUITY ETF

NOTE  2  –  VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial

T. ROWE PRICE ACTIVE CORE INTERNATIONAL EQUITY ETF

instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund's portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford the

T. ROWE PRICE ACTIVE CORE INTERNATIONAL EQUITY ETF

greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on April 30, 2026 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$154	$20,099	$—	$20,253
Preferred Stocks	—	28	—	28
Short-Term Investments	77	—	—	77
Total	$231	$20,127	$—	$20,358
NOTE  3  –  DERIVATIVE INSTRUMENTS
During the period ended April 30, 2026, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge

T. ROWE PRICE ACTIVE CORE INTERNATIONAL EQUITY ETF

against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. As of April 30, 2026, the fund held foreign exchange derivatives with a fair value of less than $1,000.
Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the period ended April 30, 2026, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
(000s) Location of Gain (Loss) on Statement of Operations
Forward Currency Exchange Contracts
Realized Gain (Loss)
Foreign exchange derivatives	$1
Counterparty Risk and Collateral
The fund invests in derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and/or OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives), and thereby may expose the fund to counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the

T. ROWE PRICE ACTIVE CORE INTERNATIONAL EQUITY ETF

form of International Swaps and Derivatives Association master agreements (ISDAs), with a Credit Support Annex (CSA), if any, that governs the collateralization process, or foreign exchange letter agreements (FX letters).
MNAs govern the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, such as Additional Termination Events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount determined. ISDAs typically include collateral agreements, such as a CSA, whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with each counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of April 30, 2026, no collateral was pledged by either the fund or counterparties for bilateral derivatives.
Forward Currency Exchange Contracts
The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-denominated securities

T. ROWE PRICE ACTIVE CORE INTERNATIONAL EQUITY ETF

from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund's foreign currency exposure from one country to another, or to enhance the fund's return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the period ended April 30, 2026, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally less than 1% of net assets.
NOTE  4  –  OTHER INVESTMENT TRANSACTIONS
Purchases and sales of portfolio securities excluding in-kind transactions and short-term securities aggregated $18,573,000 and $3,611,000, respectively, for the period ended April 30, 2026. Portfolio securities received and delivered through in-kind transactions aggregated $8,868,000 and $4,707,000, respectively, for the period ended April 30, 2026.
NOTE  5  –  FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for

T. ROWE PRICE ACTIVE CORE INTERNATIONAL EQUITY ETF

temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
At April 30, 2026, the cost of investments (including derivatives, if any) for federal income tax purposes was $19,577,000. Net unrealized gain aggregated $781,000 at period-end, of which $1,441,000 related to appreciated investments and $660,000 related to depreciated investments.
NOTE  6  –   FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE  7  –   RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management agreement between the fund and Price Associates provides for an annual all-inclusive fee equal to 0.20% of the fund’s average daily net assets. The fee is computed daily and paid monthly. The all-inclusive fee covers investment management services and ordinary, recurring operating expenses but does not cover interest and borrowing expenses; taxes; brokerage commissions and other transaction costs; fund proxy expenses; and nonrecurring and extraordinary expenses. Price Associates has contractually agreed, at least through January 30, 2027, to waive and/or bear all fees and expenses. Before

T. ROWE PRICE ACTIVE CORE INTERNATIONAL EQUITY ETF

January 30, 2027, the waiver may only be amended or terminated with approval by the Board. Fees waived and expenses paid under this agreement are not subject to recoupment and/or reimbursement to Price Associates by the fund. The total management fees waived were $14,000 for the period ended April 30, 2026. All costs related to organization and offering of the fund are borne by Price Associates.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund.
As of April 30, 2026, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 550,000 shares of the fund, representing 73% of the fund’s net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the period ended April 30, 2026, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE  8  –   SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management Committee of Price Group acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities. The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective. The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.

T. ROWE PRICE ACTIVE CORE INTERNATIONAL EQUITY ETF

The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE  9  –   OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE ACTIVE CORE INTERNATIONAL EQUITY ETF

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENT
At a meeting held on July 28, 2025 (Meeting), the fund’s Board of Directors (Board), including a majority of the fund’s independent directors, approved the initial investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser), as well as the initial investment subadvisory agreement (Subadvisory Contract) that the Adviser entered into with T. Rowe Price International Ltd (Subadviser) on behalf of the fund. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the approval of the Advisory Contract and Subadvisory Contract.  The independent directors were assisted in their evaluation of the Advisory Contract and Subadvisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In considering and approving the Advisory Contract and Subadvisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below.  The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser and Subadviser about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the advisory contracts for the T. Rowe Price mutual funds and ETFs, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser and Subadviser
The Board considered the nature, quality, and extent of the services provided to other T. Rowe Price mutual funds and ETFs (and the nature, quality, and extent of the services expected to be provided to the fund) by the Adviser and Subadviser. These services include, but are not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance and infrastructure; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s and Subadviser’s senior management teams and investment personnel that will be involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that it was satisfied with the nature, quality, and extent of the services to be provided by the Adviser and Subadviser.

T. ROWE PRICE ACTIVE CORE INTERNATIONAL EQUITY ETF

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENT (continued)
Costs, Benefits, Economies of Scale, Fees and Expenses
Since the fund was approved for launch at the Meeting, the Board did not review information regarding the revenues received by the Adviser under the Advisory Contract and other benefits that the Adviser (and its affiliates) may have realized, or will realize, from its relationship with the fund.
Under the Advisory Contract, the fund will pay the Adviser an all-inclusive fee, which is based on the fund’s average daily net assets. The all-inclusive fee includes investment management services and provides for the Adviser to pay all of the fund’s ordinary, recurring operating expenses except for interest and borrowing expenses, taxes, brokerage commissions and other transaction costs, fund proxy expenses, and any nonrecurring extraordinary expenses that may arise. However, the Adviser has contractually agreed to waive and/or bear all of the fund’s fees and expenses for the fund’s first year of operations. Under the Subadvisory Contract, the Adviser may pay the Subadviser up to 60% of the advisory fees that the Adviser receives from the fund.
The Adviser has generally implemented an all-inclusive fee structure in situations where a fixed total expense ratio is useful for purposes of providing certainty of fees and expenses for the fund’s investors and such a fee structure is typically used by other ETFs offered by competitors. The all-inclusive fee rate is determined based upon an evaluation of the particular strategy and a competitive analysis of the actively managed ETF industry. In addition, the assets of the fund are included in the calculation of the group fee rate, which serves as a component of the management fee rate for many T. Rowe Price mutual funds and declines at certain asset levels based on the combined average net assets of most of the T. Rowe Price mutual funds and ETFs (including the fund).  Although the fund does not have a group fee rate component to its all-inclusive fee, its assets are included in the calculation because certain resources utilized to operate the fund are shared with other T. Rowe Price funds.
In connection with its approval of the initial Advisory Contract, the Board was provided with information regarding industry trends in management fees and expenses and the Board reviewed comparisons of the fund’s proposed fee structure relative to similarly managed competitor funds and T. Rowe Price funds. On the basis of the information provided and the factors considered, the Board concluded that the fee structure was reasonable and appropriate.
Approval of the Advisory Contract and Subadvisory Contract
As noted, at the Meeting, the Board approved the initial Advisory Contract and Subadvisory Contract for the fund. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting

T. ROWE PRICE ACTIVE CORE INTERNATIONAL EQUITY ETF

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENT (continued)
and balancing of all factors considered, that it was in the best interests of the fund and its future shareholders for the Board to approve the Advisory Contract and Subadvisory Contract (including the fees to be charged for services thereunder).

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1307 Point Street
Baltimore, Maryland 21231
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
T. Rowe Price Investment Services, Inc.
ETF1250-051 06/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Exchange-Traded Funds, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	June 17, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	June 17, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	June 17, 2026